Revenue Recognition	3 Months Ended
Mar. 31, 2018
Revenue Recognition [Abstract]
Revenue Recognition

Note 4 - Revenue Recognition

The Company adopted Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, as of January 1, 2018 using the modified retrospective method. ASC 606 prescribes a five step model for recognizing revenue which includes (i) identifying contracts with customers; (ii) identifying performance obligations; (iii) determining the transaction price; (iv) allocating the transaction price and (v) recognizing revenue.

The Company recognizes revenue related to product sales when product is shipped via external logistics provider and the other criteria of ASC 606 are met. Product revenue is recorded net of returns and allowances.

In addition to product revenue, the Company recognizes revenue related to license, royalty and other agreements in accordance with the five step model in ASC 606. During the three months ended March 31, 2018 and 2017, the Company recognized a total of approximately $27,000 and $44,000, respectively, related to the license agreement with Bellco. In accordance with the adoption of ASC 606, the remaining deferred revenue of approximately $278,000 related to license revenue as of December 31, 2017 was recognized as a cumulative effect adjustment to accumulated deficit as of January 1, 2018. During the three months ended March 31, 2017, approximately $17,000 was recognized as license revenue. The Company recognized royalty income from Bellco pursuant to the license agreement of approximately $27,000 for each of the three months ended March 31, 2018 and 2017.

The following table presents the Company’s revenue for the three months ended March 31, 2018 under the ASC 606 model as compared to revenue under the previous guidance:

	Revenue as reported	Revenue under previous guidance	Difference
Product revenue	$958,000	$958,000	$-
Royalty revenue under the License Agreement with Bellco	27,000	27,000	-
License revenue under the License Agreement with Bellco (1)	-	17,000	(17,000)
Total net revenues	$985,000	$1,002,000	$(17,000)

(1)	Under ASC 606, amounts received related to the license under the Bellco license agreement would have been recognized.as revenue at the time that the license was transferred, which was at the time the payments were received by the Company. Under previous guidance, amounts received under the Bellco license agreement were deferred and recognized as revenue over the term of the Bellco license agreement.